LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2019 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.02%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		42,746	$ 43,181
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		80,433	81,257
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		118,256	118,298
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		12,535	12,710
Total Non-Agency Collateralized Mortgage Obligations (Cost $261,635)			255,446
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.25%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,024,383
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	945,161
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	899,367
•Irvine Core Office Trust Series 2013-IRV A2 3.17% 5/15/48		798,000	811,348
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	358,121
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,051,652)			4,038,380
ΔSOVEREIGN BONDS–45.67%
Australia–3.18%
Australia Government Bonds
0.75% 11/21/27	AUD	44,290,000	33,604,972
1.25% 2/21/22	AUD	5,255,000	4,381,828
3.00% 9/20/25	AUD	6,115,000	6,266,699
4.00% 8/20/20	AUD	5,195,000	6,674,128
			50,927,627
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–2.84%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	58,477	$ 64,193
4.25% 12/1/21	CAD	49,117,798	40,927,272
4.25% 12/1/26	CAD	4,601,388	4,549,188
			45,540,653
Denmark–0.27%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,468,644	4,285,793
			4,285,793
France–12.62%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	15,412,022	17,977,039
0.10% 7/25/21	EUR	8,285,710	9,654,659
0.10% 3/1/25	EUR	17,061,287	20,462,678
0.10% 3/1/28	EUR	6,757,120	8,196,828
0.25% 7/25/24	EUR	8,118,300	9,942,938
1.10% 7/25/22	EUR	19,155,303	23,548,114
1.85% 7/25/27	EUR	67,094,231	94,605,557
2.00% 5/25/48	EUR	5,605,000	7,369,122
2.10% 7/25/23	EUR	7,269,895	9,369,312
3.40% 7/25/29	EUR	758,693	1,236,618
			202,362,865
Germany–1.99%
Deutsche Bundesrepublik Inflation Linked Bond
0.10% 4/15/23	EUR	12,325,787	14,777,245
0.10% 4/15/26	EUR	9,091,831	11,311,368
0.50% 4/15/30	EUR	4,363,623	5,855,092
			31,943,705
Italy–8.45%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	10,014,774	11,218,921
0.10% 5/15/23	EUR	6,953,643	7,655,541
0.45% 5/22/23	EUR	294,982	324,074
1.25% 10/27/20	EUR	14,028,340	16,118,592
1.30% 5/15/28	EUR	20,590,440	22,529,669
2.10% 9/15/21	EUR	17,525,516	20,910,919
2.35% 9/15/24	EUR	4,195,560	5,067,123
2.60% 9/15/23	EUR	20,542,265	25,088,591
3.10% 9/15/26	EUR	14,061,161	17,821,250
3.45% 3/1/48	EUR	7,785,000	8,749,672
			135,484,352
Japan–8.42%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	673,920,500	6,243,631
0.10% 3/10/24	JPY	768,028,800	7,143,229
0.10% 9/10/24	JPY	1,039,813,500	9,689,790
0.10% 3/10/25	JPY	3,078,405,700	28,686,975
0.10% 3/10/26	JPY	2,017,591,966	18,928,919
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 3/10/27	JPY	3,178,180,696	$ 29,917,855
0.10% 3/10/28	JPY	3,654,688,423	34,419,956
			135,030,355
New Zealand–0.12%
New Zealand Government Inflation Linked Bond 2.50% 9/20/40	NZD	2,147,000	1,912,202
			1,912,202
Spain–2.74%
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,022,450	1,210,485
0.30% 11/30/21	EUR	16,595,550	19,568,089
0.65% 11/30/27	EUR	6,215,949	7,560,879
0.70% 11/30/33	EUR	1,500,937	1,780,494
1.80% 11/30/24	EUR	10,589,916	13,734,791
			43,854,738
Sweden–1.21%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,594,341
0.13% 12/1/27	SEK	4,090,000	529,576
0.25% 6/1/22	SEK	22,950,000	2,839,107
1.00% 6/1/25	SEK	31,395,000	4,212,569
3.50% 12/1/28	SEK	25,000,000	5,299,974
4.00% 12/1/20	SEK	30,130,000	4,857,887
			19,333,454
United Kingdom–3.83%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	12,570,721	18,636,261
0.13% 3/22/29	GBP	13,528,973	22,358,512
1.88% 11/22/22	GBP	9,848,715	15,085,087
2.50% 7/17/24	GBP	1,115,000	5,302,819
			61,382,679
Total Sovereign Bonds (Cost $728,864,616)			732,058,423
U.S. TREASURY OBLIGATIONS–53.01%
U.S. Treasury Inflation Index Bond 0.63% 4/15/23		12,532,618	12,621,792
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Security
0.13% 4/15/21	1,412,433	$ 1,401,461
0.13% 1/15/22	59,451,194	58,988,589
0.13% 4/15/22	43,856,430	43,410,813
0.13% 7/15/22	36,408,875	36,223,562
0.13% 1/15/23	28,305,642	27,989,206
0.13% 7/15/24	57,537,886	56,828,878
0.13% 7/15/26	74,888,853	73,267,431
0.25% 1/15/25	35,877,333	35,499,478
0.38% 7/15/23	10,604,598	10,632,837
0.38% 7/15/25	36,978,131	36,958,313
0.38% 1/15/27	97,800,034	96,941,196
0.38% 7/15/27	50,906,806	50,534,756
0.50% 1/15/28	17,301,902	17,262,518
0.63% 7/15/21	86,394,237	87,181,084
0.63% 1/15/24	39,939,238	40,330,295
0.63% 1/15/26	57,074,006	57,731,771
0.75% 7/15/28	31,698,170	32,407,778
0.88% 1/15/29	21,281,893	21,967,421
1.00% 2/15/48	3,388,658	3,461,259
1.00% 2/15/49	6,166,480	6,328,113
1.75% 1/15/28	9,407,275	10,391,354
2.00% 1/15/26	5,281,803	5,827,748
2.38% 1/15/25	12,636,022	14,032,706
2.38% 1/15/27	567,885	649,372
2.50% 1/15/29	9,118,422	10,808,180
Total U.S. Treasury Obligations (Cost $833,281,819)		849,677,911

	Number of Shares
MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	14,262,301	14,262,301
Total Money Market Fund (Cost $14,262,301)		14,262,301

TOTAL INVESTMENTS–99.84% (Cost $1,580,722,023)	1,600,292,461
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,557,802
NET ASSETS APPLICABLE TO 161,811,482 SHARES OUTSTANDING –100.00%	$1,602,850,263

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	AUD	(2,186,453)	USD	1,537,276	6/19/19	$—	$(17,528)
ANZB	EUR	2,720,000	USD	(3,088,761)	6/19/19	—	(16,869)
ANZB	GBP	(3,822,000)	USD	5,011,368	4/4/19	32,379	—
BCLY	CAD	(18,087,000)	USD	13,487,483	4/4/19	—	(48,591)
BCLY	SEK	(176,954,000)	USD	19,301,975	4/4/19	263,485	—
BOA	AUD	(3,465,000)	USD	2,466,425	4/4/19	5,885	—
BOA	EUR	1,630,000	USD	(1,860,948)	4/4/19	—	(31,871)
CITI	AUD	(57,988,000)	USD	41,404,064	4/4/19	226,054	—
CITI	AUD	(2,267,706)	USD	1,597,442	6/19/19	—	(15,141)
CITI	CAD	(40,852,000)	USD	30,452,401	4/4/19	—	(120,703)
CITI	CAD	10,604,569	USD	(7,935,664)	6/19/19	17,729	(2,052)
CITI	EUR	(8,801,000)	USD	9,896,097	4/4/19	20,204	—
CITI	EUR	(2,720,000)	USD	3,098,894	6/19/19	27,002	—
CITI	GBP	(1,976,000)	USD	2,614,964	4/4/19	40,793	—
CITI	GBP	13,546,164	USD	(17,976,067)	4/4/19	—	(329,233)
CITI	GBP	(17,146,000)	USD	22,379,983	5/7/19	6,292	—
CITI	GBP	1,210,000	USD	(1,597,442)	6/19/19	—	(15,175)
CITI	JPY	(187,380,000)	USD	1,689,267	4/4/19	—	(1,956)
CITI	JPY	(354,575,232)	USD	3,226,770	6/19/19	7,431	—
CITI	NZD	(2,369,000)	USD	1,621,378	4/4/19	7,954	—
DB	EUR	(6,285,000)	USD	7,112,879	4/4/19	60,273	—
GSI	AUD	8,771,566	USD	(6,207,276)	6/19/19	30,252	—
GSI	AUD	(6,610,000)	USD	4,659,306	6/19/19	—	(41,116)
GSI	CAD	(4,122,822)	USD	3,060,272	6/19/19	—	(31,034)
GSI	EUR	(8,862,000)	USD	9,942,378	4/4/19	—	(1,965)
GSI	EUR	(4,130,000)	USD	4,685,289	6/19/19	20,983	—
GSI	EUR	2,720,000	USD	(3,060,272)	6/19/19	11,620	—
GSI	JPY	(513,219,595)	USD	4,623,492	6/19/19	—	(36,246)
GSI	JPY	514,969,763	USD	(4,659,305)	6/19/19	16,324	—
HSBC	AUD	(9,510,000)	USD	6,709,014	4/4/19	—	(44,157)
MSC	EUR	(336,684,000)	USD	385,017,917	4/4/19	7,213,674	—
MSC	EUR	8,307,000	USD	(9,353,152)	4/4/19	—	(31,593)
MSC	GBP	(40,958,000)	USD	54,560,643	4/4/19	1,203,912	—
MSC	GBP	5,739,000	USD	(7,591,890)	4/4/19	—	(115,591)
SCB	EUR	(17,114,000)	USD	19,529,196	4/4/19	325,011	—
TDB	CAD	(1,292,016)	USD	967,920	5/6/19	209	—
TDB	EUR	(2,795,557)	USD	3,147,906	5/6/19	2,348	—
TDB	GBP	(2,715,641)	USD	3,544,683	5/7/19	1,062	—
TNTC	CAD	(19,644,000)	USD	14,964,987	4/4/19	263,674	—
TNTC	DKK	(26,956,000)	USD	4,131,489	4/4/19	79,773	—
UBS	JPY	(14,647,605,000)	USD	132,544,557	4/4/19	340,672	—
Total Foreign Currency Exchange Contracts						$10,224,995	$(900,821)
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(342)	Australia 10 yr Bonds	$(33,646,657)	$(33,144,540)	6/17/19	$—	$(502,117)
(179)	Euro BTP	(25,996,709)	(25,388,124)	6/6/19	—	(608,584)
(58)	Euro BUXL 30-Year Bond	(12,469,690)	(11,962,690)	6/6/19	—	(507,000)
(9)	Euro-Bund	(1,679,327)	(1,659,872)	6/6/19	—	(19,455)
(387)	Euro-O.A.T.	(70,617,871)	(69,113,335)	6/6/19	—	(1,504,536)
(50)	Japan 10 yr Bonds (OSE)	(69,150,952)	(68,913,946)	6/13/19	—	(237,006)
345	Long Gilt	58,131,779	57,168,287	6/26/19	963,492	—
(287)	U.S. Treasury 10 yr Ultra Notes	(38,108,219)	(38,009,582)	6/19/19	—	(98,637)
194	U.S. Treasury 2 yr Notes	41,340,188	41,203,798	6/28/19	136,390	—
(198)	U.S. Treasury 5 yr Notes	(22,933,969)	(22,832,444)	6/28/19	—	(101,525)
57	U.S. Treasury Ultra Bonds	9,576,000	9,406,536	6/19/19	169,464	—
Total Futures Contracts					$1,269,346	$(3,578,860)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
BAMLL–Bank of America Merrill Lynch Large Loan
UBS–Union Bank of Switzerland
CPI–Consumer Price Index
ANZB–Australian and New Zealand Banking Group Limited
BCLY–Barclays Bank
BOA–Bank of America
CITI–Citigroup Global Markets
DB–Deutsche Bank
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
MSC–Morgan Stanley & Co.
SCB–Standard Chartered Bank
TDB–Toronto-Dominion Bank
TNTC–The Northern Trust Company
yr–Year
BTP–Buoni del Tesoro Poliennali
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
AUD–Australian Dollar
CAD–Canadian Dollar
DKK–Danish Krone
EUR–Euro
JPY–Japanese Yen
NZD–New Zealand Dollar
SEK–Swedish Krona
GBP–British Pound Sterling
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$255,446	$—	$255,446
Non-Agency Commercial Mortgage-Backed Securities	—	4,038,380	—	4,038,380
Sovereign Bonds	—	732,058,423	—	732,058,423
U.S. Treasury Obligations	—	849,677,911	—	849,677,911
Money Market Fund	14,262,301	—	—	14,262,301
Total Investments	$14,262,301	$1,586,030,160	$—	$1,600,292,461
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$10,224,995	$—	$10,224,995
Futures Contracts	$1,269,346	$—	$—	$1,269,346
Liabilities:
Foreign Currency Exchange Contracts	$—	$(900,821)	$—	$(900,821)
Futures Contracts	$(3,578,860)	$—	$—	$(3,578,860)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–6